Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000205376 | Apple8267774
Holdings [Line Items]
Percent of Total Investments	7.20%
C000205376 | NVIDIA8268660
Holdings [Line Items]
Percent of Total Investments	6.80%
C000205376 | Microsoft8268573
Holdings [Line Items]
Percent of Total Investments	6.30%
C000205376 | Amazon.com8267724
Holdings [Line Items]
Percent of Total Investments	3.60%
C000205376 | Meta Platforms8268556
Holdings [Line Items]
Percent of Total Investments	2.60%
C000205376 | Alphabet8267714
Holdings [Line Items]
Percent of Total Investments	2.10%
C000205376 | Alphabet8267718
Holdings [Line Items]
Percent of Total Investments	1.70%
C000205376 | Berkshire Hathaway8267838
Holdings [Line Items]
Percent of Total Investments	1.70%
C000205376 | Broadcom8267865
Holdings [Line Items]
Percent of Total Investments	1.60%
C000205376 | Tesla8268938
Holdings [Line Items]
Percent of Total Investments	1.40%
C000205376 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000205376 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000205376 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000205376 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000205376 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000205376 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000205376 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000205376 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000205376 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000205376 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000205376 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000205376 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000205375 | Apple8267645
Holdings [Line Items]
Percent of Total Investments	8.90%
C000205375 | NVIDIA8267817
Holdings [Line Items]
Percent of Total Investments	8.50%
C000205375 | Microsoft8267800
Holdings [Line Items]
Percent of Total Investments	7.90%
C000205375 | Broadcom8267663
Holdings [Line Items]
Percent of Total Investments	5.30%
C000205375 | Meta Platforms8267791
Holdings [Line Items]
Percent of Total Investments	5.10%
C000205375 | Amazon.com8267631
Holdings [Line Items]
Percent of Total Investments	5.10%
C000205375 | Tesla8267877
Holdings [Line Items]
Percent of Total Investments	3.10%
C000205375 | Alphabet8267626
Holdings [Line Items]
Percent of Total Investments	2.60%
C000205375 | Costco Wholesale8267698
Holdings [Line Items]
Percent of Total Investments	2.60%
C000205375 | Alphabet8267628
Holdings [Line Items]
Percent of Total Investments	2.50%
C000205375 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000205375 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000205375 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000205375 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000205375 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000205375 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000205375 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000205375 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000205375 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000205375 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000205375 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000205375 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.20%
C000210451 | Global X Russell 2000 ETF8267915
Holdings [Line Items]
Percent of Total Investments	101.10%
C000210451 | CinCor Pharma CVR8267922
Holdings [Line Items]
Percent of Total Investments	0.00%
C000210451 | Inhibrx CVR8267932
Holdings [Line Items]
Percent of Total Investments	0.00%
C000210451 | Novartis CVR8267935
Holdings [Line Items]
Percent of Total Investments	0.00%
C000210451 | Cartesian Therapeutics CVR8267918
Holdings [Line Items]
Percent of Total Investments	0.00%
C000210451 | OmniAb CVR8267926
Holdings [Line Items]
Percent of Total Investments	0.00%
C000210451 | OmniAb CVR8267929
Holdings [Line Items]
Percent of Total Investments	0.00%
C000210451 | Russell 2000 Index8267910
Holdings [Line Items]
Percent of Total Investments	(1.10%)
C000210451 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	101.10%
C000210451 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000210451 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000221195 | Apple8268668
Holdings [Line Items]
Percent of Total Investments	8.90%
C000221195 | NVIDIA8268836
Holdings [Line Items]
Percent of Total Investments	8.40%
C000221195 | Microsoft8268821
Holdings [Line Items]
Percent of Total Investments	7.80%
C000221195 | Broadcom8268692
Holdings [Line Items]
Percent of Total Investments	5.30%
C000221195 | Meta Platforms8268812
Holdings [Line Items]
Percent of Total Investments	5.10%
C000221195 | Amazon.com8268654
Holdings [Line Items]
Percent of Total Investments	5.10%
C000221195 | Tesla8268888
Holdings [Line Items]
Percent of Total Investments	3.10%
C000221195 | Alphabet8268647
Holdings [Line Items]
Percent of Total Investments	2.60%
C000221195 | Costco Wholesale8268725
Holdings [Line Items]
Percent of Total Investments	2.60%
C000221195 | Alphabet8268651
Holdings [Line Items]
Percent of Total Investments	2.50%
C000221195 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000221195 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000221195 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000221195 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000221195 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000221195 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000221195 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000221195 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000221195 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000221195 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000221195 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221195 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000221194 | Apple8269054
Holdings [Line Items]
Percent of Total Investments	7.10%
C000221194 | NVIDIA8269991
Holdings [Line Items]
Percent of Total Investments	6.80%
C000221194 | Microsoft8269905
Holdings [Line Items]
Percent of Total Investments	6.30%
C000221194 | Amazon.com8269004
Holdings [Line Items]
Percent of Total Investments	3.60%
C000221194 | Meta Platforms8269890
Holdings [Line Items]
Percent of Total Investments	2.60%
C000221194 | Alphabet8268995
Holdings [Line Items]
Percent of Total Investments	2.10%
C000221194 | Alphabet8268998
Holdings [Line Items]
Percent of Total Investments	1.70%
C000221194 | Berkshire Hathaway8269123
Holdings [Line Items]
Percent of Total Investments	1.70%
C000221194 | Broadcom8269161
Holdings [Line Items]
Percent of Total Investments	1.60%
C000221194 | Tesla8270295
Holdings [Line Items]
Percent of Total Investments	1.40%
C000221194 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000221194 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000221194 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000221194 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000221194 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000221194 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000221194 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000221194 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000221194 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000221194 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000221194 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000221194 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000228848 | Apple8270742
Holdings [Line Items]
Percent of Total Investments	8.80%
C000228848 | NVIDIA8270921
Holdings [Line Items]
Percent of Total Investments	8.40%
C000228848 | Microsoft8270904
Holdings [Line Items]
Percent of Total Investments	7.80%
C000228848 | Broadcom8270764
Holdings [Line Items]
Percent of Total Investments	5.20%
C000228848 | Meta Platforms8270894
Holdings [Line Items]
Percent of Total Investments	5.10%
C000228848 | Amazon.com8270727
Holdings [Line Items]
Percent of Total Investments	5.00%
C000228848 | Tesla8270979
Holdings [Line Items]
Percent of Total Investments	3.10%
C000228848 | Alphabet8270721
Holdings [Line Items]
Percent of Total Investments	2.60%
C000228848 | Costco Wholesale8270802
Holdings [Line Items]
Percent of Total Investments	2.60%
C000228848 | Alphabet8270724
Holdings [Line Items]
Percent of Total Investments	2.50%
C000228848 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000228848 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228848 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000228848 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228848 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000228848 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000228848 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000228848 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000228848 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000228848 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000228848 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000228848 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000228848 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000228854 | Apple8270666
Holdings [Line Items]
Percent of Total Investments	7.10%
C000228854 | NVIDIA8270091
Holdings [Line Items]
Percent of Total Investments	6.80%
C000228854 | Microsoft8269998
Holdings [Line Items]
Percent of Total Investments	6.20%
C000228854 | Amazon.com8270615
Holdings [Line Items]
Percent of Total Investments	3.60%
C000228854 | Meta Platforms8269981
Holdings [Line Items]
Percent of Total Investments	2.60%
C000228854 | Alphabet8270606
Holdings [Line Items]
Percent of Total Investments	2.10%
C000228854 | Alphabet8270609
Holdings [Line Items]
Percent of Total Investments	1.70%
C000228854 | Berkshire Hathaway8269268
Holdings [Line Items]
Percent of Total Investments	1.70%
C000228854 | Broadcom8269293
Holdings [Line Items]
Percent of Total Investments	1.60%
C000228854 | Tesla8270351
Holdings [Line Items]
Percent of Total Investments	1.40%
C000228854 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000228854 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000228854 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000228854 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000228854 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000228854 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000228854 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000228854 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000228854 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000228854 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000228854 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000228854 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000228854 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000234113 | UnitedHealth Group8271338
Holdings [Line Items]
Percent of Total Investments	9.00%
C000234113 | Goldman Sachs Group8271293
Holdings [Line Items]
Percent of Total Investments	8.30%
C000234113 | Microsoft8271322
Holdings [Line Items]
Percent of Total Investments	6.50%
C000234113 | Home Depot8271297
Holdings [Line Items]
Percent of Total Investments	6.30%
C000234113 | Caterpillar8271275
Holdings [Line Items]
Percent of Total Investments	6.00%
C000234113 | Amgen8271266
Holdings [Line Items]
Percent of Total Investments	5.10%
C000234113 | McDonald's8271317
Holdings [Line Items]
Percent of Total Investments	4.70%
C000234113 | Salesforce8271332
Holdings [Line Items]
Percent of Total Investments	4.60%
C000234113 | Visa8271344
Holdings [Line Items]
Percent of Total Investments	4.60%
C000234113 | American Express8271262
Holdings [Line Items]
Percent of Total Investments	4.30%
C000234113 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000234113 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000234113 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000234113 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000234113 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000234113 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234113 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000234113 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000234113 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000234113 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000238169 | Global X Russell 2000 ETF8271655
Holdings [Line Items]
Percent of Total Investments	100.40%
C000238169 | Russell 2000 Index8271652
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000238169 | Cboe Mini-Russell 2000 Index8271648
Holdings [Line Items]
Percent of Total Investments	(0.10%)
C000238169 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	100.40%
C000238169 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000234110 | Financial Select Sector SPDR Fund8271369
Holdings [Line Items]
Percent of Total Investments	53.60%
C000234110 | Berkshire Hathaway8271404
Holdings [Line Items]
Percent of Total Investments	6.00%
C000234110 | JPMorgan Chase8271497
Holdings [Line Items]
Percent of Total Investments	4.60%
C000234110 | Visa8271587
Holdings [Line Items]
Percent of Total Investments	3.50%
C000234110 | Mastercard8271522
Holdings [Line Items]
Percent of Total Investments	3.00%
C000234110 | Bank of America8271398
Holdings [Line Items]
Percent of Total Investments	2.00%
C000234110 | Wells Fargo8271591
Holdings [Line Items]
Percent of Total Investments	1.60%
C000234110 | Goldman Sachs Group8271475
Holdings [Line Items]
Percent of Total Investments	1.20%
C000234110 | S&P Global8271564
Holdings [Line Items]
Percent of Total Investments	1.10%
C000234110 | American Express8271378
Holdings [Line Items]
Percent of Total Investments	1.10%
C000234110 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	53.60%
C000234110 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000234110 | Financials
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000234111 | Health Care Select Sector SPDR Fund8271635
Holdings [Line Items]
Percent of Total Investments	52.70%
C000234111 | Eli Lilly8271518
Holdings [Line Items]
Percent of Total Investments	5.70%
C000234111 | UnitedHealth Group8271609
Holdings [Line Items]
Percent of Total Investments	4.60%
C000234111 | Johnson & Johnson8271554
Holdings [Line Items]
Percent of Total Investments	3.40%
C000234111 | AbbVie8271435
Holdings [Line Items]
Percent of Total Investments	3.20%
C000234111 | Merck8271563
Holdings [Line Items]
Percent of Total Investments	2.30%
C000234111 | Thermo Fisher Scientific8271606
Holdings [Line Items]
Percent of Total Investments	1.80%
C000234111 | Abbott Laboratories8271430
Holdings [Line Items]
Percent of Total Investments	1.70%
C000234111 | Intuitive Surgical8271548
Holdings [Line Items]
Percent of Total Investments	1.60%
C000234111 | Amgen8271445
Holdings [Line Items]
Percent of Total Investments	1.50%
C000234111 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	52.70%
C000234111 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000234111 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	47.30%
C000234112 | Technology Select Sector SPDR Fund8271800
Holdings [Line Items]
Percent of Total Investments	54.00%
C000234112 | Apple8271627
Holdings [Line Items]
Percent of Total Investments	6.90%
C000234112 | NVIDIA8271730
Holdings [Line Items]
Percent of Total Investments	6.50%
C000234112 | Microsoft8271718
Holdings [Line Items]
Percent of Total Investments	6.10%
C000234112 | Broadcom8271638
Holdings [Line Items]
Percent of Total Investments	2.10%
C000234112 | Salesforce8271761
Holdings [Line Items]
Percent of Total Investments	1.50%
C000234112 | Oracle8271740
Holdings [Line Items]
Percent of Total Investments	1.40%
C000234112 | Advanced Micro Devices8271610
Holdings [Line Items]
Percent of Total Investments	1.20%
C000234112 | Cisco Systems8271645
Holdings [Line Items]
Percent of Total Investments	1.20%
C000234112 | Accenture PLC8271605
Holdings [Line Items]
Percent of Total Investments	1.10%
C000234112 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000234112 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000234112 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000240938 | NVIDIA8272046
Holdings [Line Items]
Percent of Total Investments	11.40%
C000240938 | Apple8271906
Holdings [Line Items]
Percent of Total Investments	10.40%
C000240938 | Microsoft8272029
Holdings [Line Items]
Percent of Total Investments	10.20%
C000240938 | Broadcom8271921
Holdings [Line Items]
Percent of Total Investments	5.60%
C000240938 | Amazon.com8271897
Holdings [Line Items]
Percent of Total Investments	2.70%
C000240938 | Netflix8272043
Holdings [Line Items]
Percent of Total Investments	2.70%
C000240938 | Tesla8271859
Holdings [Line Items]
Percent of Total Investments	2.40%
C000240938 | Linde PLC8272006
Holdings [Line Items]
Percent of Total Investments	2.20%
C000240938 | Advanced Micro Devices8271886
Holdings [Line Items]
Percent of Total Investments	2.10%
C000240938 | Cisco Systems8271933
Holdings [Line Items]
Percent of Total Investments	2.00%
C000240938 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000240938 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240938 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000240938 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000240938 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000240938 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000240938 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000240938 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000240938 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000240938 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000240938 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000240946 | Apple8272025
Holdings [Line Items]
Percent of Total Investments	10.10%
C000240946 | NVIDIA8271688
Holdings [Line Items]
Percent of Total Investments	9.60%
C000240946 | Microsoft8272489
Holdings [Line Items]
Percent of Total Investments	8.90%
C000240946 | Alphabet8271991
Holdings [Line Items]
Percent of Total Investments	2.90%
C000240946 | Alphabet8271994
Holdings [Line Items]
Percent of Total Investments	2.40%
C000240946 | Tesla8271858
Holdings [Line Items]
Percent of Total Investments	2.00%
C000240946 | Eli Lilly8272242
Holdings [Line Items]
Percent of Total Investments	1.90%
C000240946 | JPMorgan Chase8272399
Holdings [Line Items]
Percent of Total Investments	1.80%
C000240946 | UnitedHealth Group8271901
Holdings [Line Items]
Percent of Total Investments	1.50%
C000240946 | Exxon Mobil8272271
Holdings [Line Items]
Percent of Total Investments	1.50%
C000240946 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000240946 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240946 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240946 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000240946 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240946 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000240946 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000240946 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000240946 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000240946 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000240946 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000240946 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000243329 | UnitedHealth Group8271887
Holdings [Line Items]
Percent of Total Investments	8.90%
C000243329 | Goldman Sachs Group8271846
Holdings [Line Items]
Percent of Total Investments	8.20%
C000243329 | Microsoft8271872
Holdings [Line Items]
Percent of Total Investments	6.40%
C000243329 | Home Depot8271848
Holdings [Line Items]
Percent of Total Investments	6.20%
C000243329 | Caterpillar8271830
Holdings [Line Items]
Percent of Total Investments	6.00%
C000243329 | Amgen8271821
Holdings [Line Items]
Percent of Total Investments	5.10%
C000243329 | McDonald's8271866
Holdings [Line Items]
Percent of Total Investments	4.60%
C000243329 | Salesforce8271881
Holdings [Line Items]
Percent of Total Investments	4.60%
C000243329 | Visa8271893
Holdings [Line Items]
Percent of Total Investments	4.60%
C000243329 | American Express8271818
Holdings [Line Items]
Percent of Total Investments	4.30%
C000243329 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000243329 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000243329 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000243329 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000243329 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000243329 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000243329 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000243329 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000243329 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000243329 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000245111 | iShares Core MSCI Emerging Markets ETF8271915
Holdings [Line Items]
Percent of Total Investments	100.20%
C000245111 | iShares Core MSCI Emerging Markets ETF8271918
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000245111 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000249080 | Global X S&P 500 Quality Dividend ETF8271962
Holdings [Line Items]
Percent of Total Investments	100.40%
C000249080 | Global X S&P 500 Quality Dividend ETF8271959
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000249080 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	100.40%
C000249080 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000249082 | Global X MLP & Energy Infrastructure ETF8271945
Holdings [Line Items]
Percent of Total Investments	100.50%
C000249082 | Global X MLP & Energy Infrastructure ETF8271948
Holdings [Line Items]
Percent of Total Investments	(0.60%)
C000249082 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	100.50%
C000249082 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)